Reserves - Additional Information (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CAD ($) Option $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD ($) Option $ / shares shares	Dec. 31, 2016 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant holders right to purchase common shares	Each warrant entitles the holder the right to purchase one of the Company's common shares.
Share purchase options outstanding		3,883,350		4,232,260	4,097,400
Options outstanding weighted average exercise price		$ 25.71		$ 26.71	$ 27.36
Stock Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term of share purchase option	Ten years
Vesting period	Two years
Trailing period for expected volatility	30 months
Description of share option grants	The Company expenses the fair value of share purchase options that are expected to vest on a straight-line basis over the vesting period using the Black-Scholes option pricing model to estimate the fair value for each option at the date of grant.
Share purchase options outstanding | Option		3,883,350		4,232,260
Options outstanding weighted average exercise price		$ 25.71		$ 26.71
Stock Options [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of Typical Term Of options issued	Five years
RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	Two years
Number of RSU issued | shares	161,060		145,950
Weighted average fair value per RSU granted | $ / shares		$ 26.25		$ 27.39
Fair value of RSUs issued during the year	$ 3		$ 3
RSUs outstanding at reporting date | shares		370,133		313,846